Lease liabilities	12 Months Ended
Mar. 31, 2026
Lease liabilities [abstract]
Lease liabilities

18.	Lease liabilities

	2026	2025
	USD	USD

As at April 1	961,875	500,308
Additions	-	921,737
Accretion of interest	50,459	48,245
Payments	(453,062)	(508,415)
As at March 31
	559,272	961,875

The maturity analysis of the lease liabilities are as follows:

	2026	2025
	USD	USD

Minimum lease payments:
Less than one year	405,346	499,557
Later than one year but not later than five years	181,428	463,873
More than five years	-	71,705

Total minimum lease payments	586,774	1,035,135
Less: Unearned interest	(27,502)	(73,260)

Present value of lease liabilities	559,272	961,875

The lease liabilities component is analysed as follows:

	2026	2025
	USD	USD

Current	382,862	223,630
Non-current	176,410	738,245

	559,272	961,875

The Group does not face a significant liquidity risk with regard to its lease liabilities.

The lease liabilities comprise of commercial premises. The Group applied the incremental borrowing rate to the lease liabilities of 6.65% (2025: 6.65%) per annum.

The total cash outflows for lease amounted to USD405,224 (2025: USD462,955).